6. FINANCIAL INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Financial income
Monetary correction and foreign exchange differences on the fair value adjustment		R$ 3,159,739		R$ 383,025		R$ 1,398,594
Fair value adjustment						13,290,262
Gain on the restructuring of third-party borrowings	[1]					11,054,800
Interest on and monetary correction to other assets	[2]	436,632		1,897,232		808,764
Income from cash investments		113,670		233,045		316,880
Exchange differences on translating foreign cash investments		461,896		(52,013)		1,329
Reversal of interest and other income	[3]	30,283		170,424		4,048,640
Total		4,202,220		2,631,713		30,919,269
a) Borrowing and financing costs
Recognition of fair value adjustment		(1,412,950)		(910,491)		(760,197)
Monetary correction to and exchange losses on third-party borrowings	[4]	(6,219,237)		(640,068)		(2,493,618)
Interest on borrowings from third parties		(1,553,036)	[4]	(1,295,545)		1,299,094
Interest on debentures	[5]	(545,749)		(322,218)		493,833
Subtotal:		(9,730,972)		(3,168,322)	[5]	(1,460,888)	[5]
b) Other charges
Interest on leases		(354,348)		(334,029)
Gain (loss) on cash investments classified as held- for- sale		161,284		(185,027)		292,700
Tax on transactions and bank fees		(212,166)		(355,715)		(756,888)
Interest on, monetary correction to, and foreign exchange differences on other liabilities	[6]	(5,008,941)		(1,891,776)		(1,251,215)
Monetary correction of provisions	[7]	(877,700)		(1,589,551)		(226,870)
Interest on taxes in installments - tax financing program		(6,801)		(16,137)		(28,079)
Derivatives		(134,987)		55,025
Other expenses	[8]	(313,029)		(523,514)		(796,755)
Subtotal:		(6,746,688)		(4,840,724)		(2,767,107)
Financial expenses		(16,477,660)		(8,009,046)		(4,227,995)
Financial income (expenses)		R$ (12,275,440)		R$ (5,377,333)		R$ 26,691,274

[1]	In 2018, refers basically to the positive impact of debt extinguishment represented by the qualified Senior Notes, calculated pursuant to the JRP.
[2]	In 2019, refers to the accounting recognition amounting to R$898 million in the Company and R$2,100 million related to the monetary corrections to PIS and COFINS credits arising from the deduction of ICMS from the tax base of PIS and COFINS, as well as the recovery of unduly paid amounts as PIS and COFINS, under a final and unappealable court decision reached in March and September 2019 (Note 11).
[3]	In 2018, represented mainly by the reversal of the interest expenses on debt included in the JRP, adjusted in the period prior to the ratification of the Plan amounting to R$3,013 million and adjustment of trade payables and default payment to fair value amounting to R$877 million.
[4]	This line item includes interest related to the present value adjustment associated with the liabilities of onerous contracts and trade payables subject to the Judicial Reorganization, and related exchange differences and monetary correction. In 2018, includes R$555 million related to the modification gain associated of debts extinguishment arising on the Senior Notes.
[5]	In 2018, represented mainly by the reversal of interest on the debt included in the JRP amounting to R$3,115 million and interest expenses on debt extinguishment and debentures totaling R$167 million.
[6]	This line item includes interest related to the present value adjustment associated with the liabilities of onerous contracts and trade payables subject to the Judicial Reorganization.
[7]	In 2019, includes the impact arising on the review of the provision estimate calculation methodology of the labor and civil contingencies, supported by the loss risk assessment made by the Company's legal advisors. The Company recognized new provision for labor and civil contingencies, during 2019, related to the review of the provision estimate calculation methodology, and part of the amount was recognized in financial expenses due to monetary corrections in compliance with the Law applicable for Labor and Civil proceedings.
[8]	Represented mainly by financial banking fees and commissions.